Equity and Loss Per Share - Schedule of Non-Controlling Interests (Details)	8 Months Ended
Dec. 31, 2022 shares
Noncontrolling Interest [Roll Forward]
Beginning of period (shares)	220,368,091
Conversion of combined interests into Class A common stock (in shares)	0
Exercise of options and warrants (shares)	4,431,824
Vesting of earn out shares (shares)	1,643,924
End of period (shares)	226,443,839
Class A
Noncontrolling Interest [Roll Forward]
Beginning of period (shares)	41,971,380
Conversion of combined interests into Class A common stock (in shares)	21,305,891
Exercise of options and warrants (shares)	4,431,824
Vesting of earn out shares (shares)	1,643,924
End of period (shares)	69,353,019
Class A | NuScale Corp
Controlling and Non Controlling Interest [Roll Forward]
Beginning of period	19.00%
End of period	30.60%
Class B
Noncontrolling Interest [Roll Forward]
Beginning of period (shares)	178,396,711
Conversion of combined interests into Class A common stock (in shares)	(21,305,891)
End of period (shares)	157,090,820
Class B | NuScale LLC
Controlling and Non Controlling Interest [Roll Forward]
Beginning of period	81.00%
End of period	69.40%